UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois     5/11/05
--------------------------   ------------------  -----------
      (Signature)               (City/State)       (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                    Name
-------------------                ------------------------
028-01190                          Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                69

Form 13F Information Table Value Total:      $ 10,449,902
                                             (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                                FORM 13F INFORMATION TABLE

                                             INSTITUTIONAL CAPITAL CORPORATION
                                                          FORM 13F
                                                         31-Mar-05
                                                                                                      Voting Authority
                                                                                                ----------------------------
                               Title
                                of              Value       Shares/    Sh/  Put/ Invstmt  Other
Name of Issuer                 class    CUSIP   (x$1000)    Prn Amt    Prn  Call Dscretn  Mgrs  Sole        Shared None
------------------------       -----  --------- ----------  ---------- ---  ---- -------  ----- ----------  ------ ---------
Allianz AG                      COM   5231485       14,140     111,300 SH        Sole              111,300
Allied Domecq PLC               COM   0729457       13,473   1,336,900 SH        Sole            1,336,900
Altria Group Inc.               COM   02209S103    298,418   4,563,661 SH        Sole            4,268,411           295,250
Archer Daniels Midland Co.      COM   039483102    191,100   7,774,621 SH        Sole            7,151,571           623,050
BASF AG ADR                     COM   055262505    319,863   4,533,850 SH        Sole            4,184,250           349,600
BP Plc                          COM   055622104     12,836     205,700 SH        Sole              205,700
Bank of America Corp.           COM   060505104    478,322  10,846,308 SH        Sole            9,967,058           879,250
Barclays PLC                    COM   3134865        9,255     905,600 SH        Sole              905,600
Baxter International Inc.       COM   071813109    183,353   5,395,909 SH        Sole            4,922,559           473,350
Beckman Coulter Inc.            COM   075811109     97,049   1,460,475 SH        Sole            1,334,425           126,050
BellSouth Corp.                 COM   079860102    330,187  12,559,405 SH        Sole           11,485,255         1,074,150
CSX Corp.                       COM   126408103    139,652   3,353,000 SH        Sole            3,107,650           245,350
Cadbury Schweppes - Spons ADR   COM   127209302    213,024   5,234,000 SH        Sole            4,803,300           430,700
Canadian Pacific Railway Ltd.   COM   13645T100     77,591   2,157,100 SH        Sole            1,958,150           198,950
Cendant Corp.                   COM   151313103    332,797  16,202,363 SH        Sole           14,874,513         1,327,850
Cisco Systems                   COM   17275R102     82,652   4,620,000 SH        Sole            4,220,000           400,000
Citigroup Inc.                  COM   172967101    467,250  10,397,206 SH        Sole            9,540,171           857,035
Comcast Corp - CL A             COM   20030N101    300,038   8,882,117 SH        Sole            8,159,608           722,509
ConocoPhillips                  COM   20825C104    318,678   2,955,101 SH        Sole            2,720,004           235,097
Deere & Co.                     COM   244199105    283,231   4,219,143 SH        Sole            3,881,393           337,750
Dominion Resources Inc.         COM   25746U109    134,197   1,803,002 SH        Sole            1,647,602           155,400
E.ON AG Sponsored ADR           COM   268780103     14,167     492,750 SH        Sole              492,750
ENI SPA Sponsored ADR           COM   26874R108     13,849     106,400 SH        Sole              106,400
Entergy Corp.                   COM   29364G103    196,745   2,784,394 SH        Sole            2,559,344           225,050
Exxon Mobil Corporation         COM   30231G102    329,793   5,533,434 SH        Sole            5,063,934           469,500
Fortum OYJ                      COM   5579550        8,281     425,100 SH        Sole              425,100
Freddie Mac                     COM   313400301    155,282   2,457,000 SH        Sole            2,254,050           202,950
Freeport-McMoran Copper-B       COM   35671D857    129,199   3,261,766 SH        Sole            2,981,716           280,050
Freescale Semiconductor Inc.    COM   35687M206    104,411   6,052,796 SH        Sole            5,560,491           492,305
GlaxoSmithKline PLC ADR         COM   37733W105     68,705   1,496,194 SH        Sole            1,363,894           132,300
Goldman Sachs Group Inc.        COM   38141G104    249,480   2,268,208 SH        Sole            2,087,758           180,450
Groupe Bruxelles Lambert SA     COM   7097328       12,719     139,400 SH        Sole              139,400
Halliburton Co.                 COM   406216101    198,532   4,590,338 SH        Sole            4,195,788           394,550
Hewlett-Packard Co.             COM   428236103    209,719   9,558,750 SH        Sole            8,773,350           785,400
ING Groep N V ADR               COM   456837103     14,232     470,800 SH        Sole              470,800
Investor AB Ord Shrs            COM   5679591        6,301     465,850 SH        Sole              465,850
JPMorgan Chase & Co.            COM   46625H100    329,441   9,521,415 SH        Sole            8,714,365           807,050
Lowes Cos Inc.                  COM   548661107    182,971   3,204,965 SH        Sole            2,928,865           276,100
MCI Inc.                        COM   552691107     89,405   3,587,700 SH        Sole            3,277,300           310,400
Marathon Oil Corp.              COM   565849106    286,163   6,098,955 SH        Sole            5,599,223           499,732
McDonald's Corp.                COM   580135101    283,426   9,101,668 SH        Sole            8,371,468           730,200
MedImmune Inc.                  COM   584699102    117,149   4,920,150 SH        Sole            4,496,150           424,000
Microsoft Corp.                 COM   594918104    323,398  13,380,158 SH        Sole           12,328,208         1,051,950
Mitsubishi Corp ADR             COM   606769305      4,544     175,300 SH        Sole              175,300
Mitsui Fudosan Co Ltd           COM   6597603        9,268     789,000 SH        Sole              789,000
Mizuho Financial Group Inc.     COM   6591014        7,535       1,593 SH        Sole                1,593
Motorola Inc.                   COM   620076109     34,197   2,284,400 SH        Sole            2,087,800           196,600
Nestle SA Sponsored Reg ADR     COM   641069406      9,114     133,100 SH        Sole              133,100
News Corp Inc - CL A            COM   65248E104    220,266  13,018,100 SH        Sole           11,897,850         1,120,250
Occidental Petroleum            COM   674599105    283,822   3,987,947 SH        Sole            3,664,347           323,600
Pepsico Inc.                    COM   713448108    235,046   4,432,312 SH        Sole            4,038,092           394,220
Philips Electronics N V         COM   500472303      7,944     288,676 SH        Sole              288,676
R R Donnelley & Sons Co.        COM   257867101    168,607   5,332,290 SH        Sole            4,904,390           427,900
Roche Holdings Ltd Sponsored A  COM   771195104      4,649      86,650 SH        Sole               86,650
Royal Bank of Scotland Group O  COM   0754783        9,356     294,100 SH        Sole              294,100
SK Telecom Co Ltd - ADR         COM   78440P108      6,232     316,000 SH        Sole              316,000
Sanofi-Aventis ADR              COM   80105N105    323,853   7,648,861 SH        Sole            7,055,693           593,168
Scottish Power PLC              COM   0690070       14,309   1,852,100 SH        Sole            1,852,100
Siemens AG ADR                  COM   826197501    328,791   4,158,750 SH        Sole            3,839,800           318,950
St Paul Travelers Cos Inc.      COM   792860108    282,513   7,691,618 SH        Sole            7,041,760           649,858
Staples Inc.                    COM   855030102    114,202   3,633,519 SH        Sole            3,316,869           316,650
Telecom Italia Spa ADR          COM   87927Y102     14,911     395,100 SH        Sole              395,100
Total S.A. ADR                  COM   89151E109     20,756     177,050 SH        Sole              173,150             3,900
Tyco International Ltd.         COM   902124106    285,085   8,434,479 SH        Sole            7,738,579           695,900
UBS AG ADR                      COM   H8920M855      9,263     109,750 SH        Sole              109,750
Vivendi Universal SP ADR        COM   92851S204     11,377     371,800 SH        Sole              371,800
WPP Group PLC                   COM   0974042        6,227     547,100 SH        Sole              547,100
Waste Management Inc.           COM   94106L109    154,177   5,344,099 SH        Sole            4,889,499           454,600
Wells Fargo and Co.             COM   949746101    263,384   4,404,416 SH        Sole            4,028,566           375,850

REPORT SUMMARY                  69              10,449,902
